Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	£ 611	£ 921
Ending balance	1,127	611	£ 921
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,563	3,722	4,834
Additions	967	9	130
Disposals	(162)	(15)	(1,436)
Translation adjustment	154	(153)	34
Ending balance	4,522	3,563	3,722
Change in accounting policy			160
Cost | Previously stated [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		3,562
Ending balance			3,562
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,952	2,641	3,664
Charge for the year	476	452	379
Disposals	(162)	(13)	(1,430)
Translation adjustment	129	(128)	28
Ending balance	3,395	2,952	2,641
Equipment and Furniture
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	547	921
Ending balance	792	547	921
Equipment and Furniture | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,403	3,562	4,834
Additions	511	9	130
Disposals	(2)	(15)	(1,436)
Translation adjustment	154	(153)	34
Ending balance	4,066	3,403	3,562
Equipment and Furniture | Cost | Previously stated [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		3,562
Ending balance			3,562
Equipment and Furniture | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,856	2,641	3,664
Charge for the year	291	356	379
Disposals	(2)	(13)	(1,430)
Translation adjustment	129	(128)	28
Ending balance	3,274	2,856	2,641
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	64
Ending balance	335	64
Right-of-use Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	160	160
Additions	456
Disposals	(160)
Ending balance	456	160	160
Change in accounting policy			£ 160
Right-of-use Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	96
Charge for the year	185	96
Disposals	(160)
Ending balance	£ 121	£ 96